Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Investments Accounted for Using the Equity Method

13. INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

13.1 Investments accounted for using the equity method

a)	The investments of the Group accounted for using the equity method and their changes during the years ended December 31, 2021 and 2020, are detailed as follows:

											Argentine
						Balance as of			Foreign Currency	Other	hyperinflationary	Balance as of
Taxpayer ID						1-1-2021	Share of Profit (Loss)	Dividends Declared	Translation	Increase (Decrease)	economy	12-31-2021
No,	Associates and Joint Ventures	Relationship	Country	Functional Currency	Company share percentage	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Yacylec S.A.	Associate	Argentina	Argentine peso	33.33%	995	168	(250)	(135)	—	298	1,076
Foreign	Sacme S.A.	Joint venture	Argentina	Argentine peso	50.00%	133	32	—	(24)	(61)	55	135
Foreign	Central Vuelta Obligado S.A.	Associate	Argentina	Argentine peso	40.90%	1,145	981	(954)	(208)	194	—	1,158
					TOTAL	2,273	1,181	(1,204)	(367)	133	353	2,369

											Argentine
						Balance as of			Foreign Currency	Other	hyperinflationary	Balance as of
Taxpayer ID						1-1-2020	Share of Profit (Loss)	Dividends Declared	Translation	Increase (Decrease)	economy	12-31-2020
No,	Associates and Joint Ventures	Relationship	Country	Functional Currency	Company share percentage	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Yacylec S.A.	Associate	Argentina	Argentine peso	33.33%	1,220	475	(345)	(252)	—	(103)	995
Foreign	Sacme S.A.	Joint venture	Argentina	Argentine peso	50.00%	186	28	—	(54)	(75)	48	133
Foreign	Central Térmica Manuel Belgrano (1)	Associate	Argentina	Argentine peso	—	32	687	(483)	(9)	(227)	—	—
Foreign	Central Térmica San Martin (1)	Associate	Argentina	Argentine peso	—	249	732	(548)	(72)	(361)	—	—
Foreign	Central Vuelta Obligado S.A.	Associate	Argentina	Argentine peso	40.90%	291	1,211	(481)	(84)	208	—	1,145
					TOTAL	1,978	3,133	(1,857)	(471)	(455)	(55)	2,273

(1) During November 2020, all conditions were met to allow the Argentine government to enter into the ownership of the Manuel Belgrano Thermal Power Plant and the San Martin Thermal Power Plant. This situation caused the Group to lose significant influence in those plants (see Note 34.6).

Based on the above, the Group reclassified these investments as financial assets at fair value through profit or loss, generating a finance income of ThUS$ 24,893 at year end of 2020 (see Note 32).

b)	Additional financial information on investments in associates:

-	Investments with significant influence

The following tables set forth financial information as of December 31, 2021 and 2020, from the financial statements of the investments in associates where the Group has significant influence:

	December 31, 2021
	Company share percentage Direct /Indirect	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Revenue	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Yacylec S.A.	33.33%	3,407	1,537	672	1,044	1,866	(1,362)	504	(405)	99

	December 31, 2020
	Company share percentage Direct /Indirect	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Revenue	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Yacylec S.A.	33.33%	3,975	1,314	866	1,437	3,388	(1,963)	1,425	(755)	670

None of our associates have issued price quotations.

There are no significant commitments and contingencies, or restrictions to the availability of funds in associated companies and joint ventures.